091-26014fn

For Internal Use Only
Sec File No. 9-

Submit 1 Original
and 9 Copies

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**UNITED STATES**
**SECURITIES AND EXCHANGE COMMISSION**
**Washington, D.C. 20549**

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

**Part I** **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
Cboe EDGX Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
See Attached.
3. Class of New Derivative Securities Product:
See Attached.
4. Name of Underlying Instrument:
See Attached.
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
See Attached.
6. Ticker Symbol(s) of New Derivative Securities Product:
See Attached.
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades: See Attached.
8. Settlement Methodology of New Derivative Securities Product:
Trades Locked in at Exchange and settled at NSCC.
9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable.

SEC Mail Processing
NOV 16 2018
Washington, DC

Securities and Exchange Commission
Trading and Markets
NOV 19 2018
RECEIVED

**Part II** **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Anders Franzon

Title:
SVP, Deputy General Counsel

Telephone Number:
913-815-7154

Manual Signature of Official Responsible for Form:

Date:
November 14, 2018

18011179

| Act | Securities Exchange Act of 1934 |
|---|---|
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | NOV 16 2018 |

SEC 2449 (6-01)

ATTACHMENT TO FORM 19b-4(e)
FOR NEW DERIVATIVE SECURITIES PRODUCTS ("NDSPs") TRADED ON CBOE EDGX EXCHANGE, INC. COMMENCING ON NOVEMBER 9, 2018

| (6) Ticker Symbol | (2) Type of Issuer of NDSP | (3) Class of NDSP | (4) Name of Underlying Instrument | (7) Market(s) upon Which Securities Comprising Underlying Instrument Trades | (5) Broad or Narrow |
|---|---|---|---|---|---|
| SWAN | Trust | Investment Company Units | S-Network BlackSwan Core Total Return Index | U.S. | Broad |
| FDNI | Trust | Investment Company Units | Dow Jones International Internet Index | World | Broad |
| EWCO | Trust | Investment Company Units | S&P 500 Equal Weight Communication Services Plus Index | U.S. | Broad |
| TTTN | Trust | Investment Company Units | Nasdaq China US Internet Tiger Index | World | Narrow |

Cboe

SEC Mail Processing

NOV 16 2018

Washington, DC

November 14, 2018

Ms. Claudette Ransom
Mail Stop 6628
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

**RE: Form 19b-4(e) – Cboe EDGX Exchange, Inc.**

Ms. Ransom,

On behalf of Cboe EDGX Exchange, Inc., enclosed please find one (1) executed Form 19b-4(e) and 9 copies. The enclosed Form 19b-4(e) contains information regarding four (4) derivative securities products that commenced trading on Cboe EDGX Exchange on November 9, 2018. Please contact me if you have any questions in connection with this matter.

Sincerely,

Anders Franzon
SVP, Deputy General Counsel
913.815.7154